Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Comprehensive Income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating income/(loss)
Share of income/(loss) from subsidiaries	$ 640,485	$ 279,565	$ (1,892,581)
Operating (loss)/profit	640,485	279,565	(1,892,581)
Income/(loss) before income tax provision	640,485	279,565	(1,892,581)
Income tax expense
Net income/(loss)	640,485	279,565	(1,892,581)
Other comprehensive income, net of tax of nil
Total comprehensive income/(loss)	$ 640,485	$ 279,565	$ (1,892,581)